Investment Contract Liabilities - Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with Contracts (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investment Contract Liabilities [Line Items]
Investment contract liabilities	CAD 3,126	CAD 3,275
Amortized cost [Member]
Disclosure of Investment Contract Liabilities [Line Items]
Investment contract liabilities	2,487	2,644	CAD 2,712
Amortized cost [Member] | U.S. fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [Line Items]
Investment contract liabilities	1,282	1,412
Amortized cost [Member] | Canadian fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [Line Items]
Investment contract liabilities	1,205	1,232
Fair value [Member]
Disclosure of Investment Contract Liabilities [Line Items]
Investment contract liabilities	2,787	2,905
Fair value [Member] | U.S. fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [Line Items]
Investment contract liabilities	1,433	1,516
Fair value [Member] | Canadian fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [Line Items]
Investment contract liabilities	CAD 1,354	CAD 1,389